General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses [Line Items]
General and Administrative Expense, Total	$ 4,196	$ 4,440	$ 3,799
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	1,349	1,201	809
Professional fees	877	896	622
Salaries and benefits	856	1,346	1,441
Rent and office-maintenance fees	482	308	269
Investor relations and business development expenses	364	464	460
Insurance and other	268	225	198
General and Administrative Expense, Total	$ 4,196	$ 4,440	$ 3,799